Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

Depreciation is calculated on a straight‑line basis over the estimated useful lives of the assets as follows:

•Leasehold improvements	Over the lease terms
•Music education equipment	5 years
•Furniture and fixtures	3 to 4 years
•Office equipment	3 to 5 years